Project expenditures	12 Months Ended
Dec. 31, 2022
Project expenditures [Abstract]
Project expenditures
12	Project expenditures

	2022	2021	2020
Mongolia	$ 496	$ 491	$ 206
Other	8	11	8
	$ 504	$ 502	$ 214